Fair Value Measurements (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of company's assets fair value
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,030,985	$345,030,985	$—	$ —
Liabilities
Forward purchase agreement liabilities	(8,991,000)	—	—	(8,991,000)
Warrant liabilities	(14,180,333)	(9,315,000)	—	(4,865,333)
	$321,859,652	$335,715,985	$—	$(13,856,333)

Schedule of quantitative information regarding Level 3 fair value measurements
	At March 18, 2021 (Initial Measurement)	At September 30, 2021
Share price	10.00	$10.00
Strike price	11.50	$11.50
Term (in years)	6.00	6.00
Volatility	12.5%	12.3%
Risk-free rate	1.11%	1.15%
Dividend yield	0.0%	0.0%

Schedule of changes in fair value of warrant liabilities
	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$	$	$
Initial measurement on March 18, 2021	11,960,000	6,230,000	18,190,000
Change in fair value of warrant liabilities	230,000	118,666	348,666
Fair value as of March 31, 2021	$12,190,000	$6,348,666	$18,538,666
Change in fair value of warrant liabilities	460,000	237,334	697,334
Fair value as of June 30, 2021	$12,650,000	$6,586,000	$19,236,000
Change in fair value of warrant liabilities	(3,335,000)	(1,720,667)	(5,055,667)
Fair value as of September 30, 2021	$ 9,315,000	$ 4,865,333	$ 14,180,333

Schedule of change in the derivative liability forward purchase agreement
FPA Liabilities
Derivative liability — forward purchase agreement at March 18, 2021	$ 11,655,000
Change in fair value of derivative liability — forward purchase agreement
Derivative liability — forward purchase agreement at March 31, 2021	$ 11,655,000
Change in fair value of derivative liability — forward purchase agreement	666,000
Derivative liability — forward purchase agreement at June 30, 2021	$ 12,321,000
Change in fair value of derivative liability — forward purchase agreement	(3,330,000)
Derivative liability — forward purchase agreement at September 30, 2021	$ 8,991,000